Loss/(gain) on sale/write off of assets and others (net) - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Assets [abstract]
Assets tangible and intangible written off	₨ 5,164.2	₨ 366.5	₨ 5,626.8
Gain loss on sale of assets	₨ 94.7	₨ (921.9)	₨ 2,532.2